CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash		$ 498,421	$ 201,781
Prepaid expenses		683,855	6,815
Total current assets		1,182,276	208,596
Investments held in Trust Account		287,507,970
Deferred offering costs associated with the initial public offering			338,798
Total Assets		288,690,246	547,394
Current liabilities:
Accounts payable		1,062,446	120,269
Accrued expenses		573,000	99,931
Franchise tax payable		99,178	450
Advances from related party			13,050
Note payable			300,000
Total current liabilities		1,734,624	533,700
Warrant liabilities		12,324,034
Total Liabilities		14,058,658	533,700
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 26,963,158 and 0 shares subject to possible redemption at $10.00 per share as of June 30, 2021 and December 31, 2020, respectively		269,631,580
Stockholder's Equity:
Preferred stock, $0.0001 par value 5,000,000 shares authorized none issued and outstanding as of June 30, 2021 and December 31, 2020
Additional paid-in capital		8,270,788	24,281
Accumulated deficit		(3,271,755)	(11,306)
Total stockholder's equity		5,000,008	13,694
Total Liabilities and Stockholder's Equity		288,690,246	547,394
Class A Common Stock
Stockholder's Equity:
Common stock		256
Total stockholder's equity		256
Class F Common Stock
Stockholder's Equity:
Common stock	[1]	719	719	[2]
Total stockholder's equity		$ 719	$ 719

[1]	As of December 31, 2020, includes up to 937,500 shares of Class F common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Thus, none of these shares were forfeited.
[2]	This number includes up to 937,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On January 14, 2021, the over-allotment option was exercised in full. Accordingly, none of these shares were forfeited.